Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Income Taxes

Income (loss) before income taxes consists of:

	Year Ended December 31,
(in thousands)	2018	2017
Domestic	$(12,961)	$(41,313)
Foreign	(6,261)	(3,804)

Income (loss) before taxes	$(19,222)	$(45,117)

Income tax reconciliation

The provision for income taxes differs from the amount computed by applying the statutory rate as follows:

	Year Ended December 31,
(in thousands)	2018	2017
Income taxes using U.S federal statutory rate	$(4,037)	$(15,340)
Tax Cuts and Jobs Act	—	143
Nondeductible interest	2,273	6,912
Loss on extinguishment of debt	236	10,174
Loss of tax benefit of federal net operating loss carryforwards	(588)	5,067
Loss of tax benefit of state net operating loss carryforwards	1,040	1,373
Loss of tax benefit of federal tax credit carryforwards	495	324
Amortization of gain on IP migration	—	767
State income taxes, net of federal benefit	(2,355)	(1,339)
Foreign rate differential	1,166	1,196
Valuation allowance	6,323	(1,423)
Derivative charge	(4,138)	(8,403)
Stock option exercises and cancellations	215	841
Research and development costs	(636)	(295)
Other	6	3

	$—	$—

Significant components of deferred tax assets

Significant components of the Company’s deferred tax assets are as follows:

	Year Ended December 31,
(in thousands)	2018	2017
Deferred tax assets:
Employee compensation accruals	$—	$292
Accrued liabilities	519	353
Research tax credits	161	17
Other	60	34
Net operating losses	10,624	5,289

Total deferred tax assets	11,364	5,985

Deferred tax liabilities:
Beneficial conversion feature	—	—
Other	—	13

Total deferred tax liabilities		13

Valuation allowance	11,364	5,972

Net deferred tax assets	$—	$—

Summary of Change in Valuation Allowance

The change in valuation allowance is as follows:

(in thousands)	December 31, 2018	December 31, 2017
Beginning balance	$5,972	$7,094
Charged to costs and expenses	6,323	(1,423)
Charged to additional paid-in capital	—	—
Charged to retained earnings	(834)	—
Charged to other comprehensive income	(97)	301

Ending balance	$11,364	$5,972